Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

NOTE 6 – Related Party Transactions

London Office Lease - The Company leases its offices in London from The Doctors Laboratory (“TDL”) and has incurred expenses of approximately $129,000, $146,000 and $133,000 plus VAT during the years ended December 31, 2022, 2021 and 2020, respectively. David Byrne, a non-employee director of the Company, is the Chief Executive Officer of TDL and Dr. Ray Prudo, the Company’s former Executive Chairman, is the non-Executive Chairman of the Board of Directors of TDL.

Laboratory Testing Services - The Company received laboratory testing services for its clinical trials provided by TDL, including certain administrative services, and has incurred expenses of approximately $89,000, $102,000 and $234,000 plus VAT during the years ended December 31, 2022, 2021 and 2020, respectively. The Company recorded payable balances to TDL of approximately $23,000, $32,000 and $100,000 plus VAT as of December 31, 2022, 2021 and 2020, respectively.

Consulting - A non-employee director of the Company began providing business development consulting services in January 2018. The consulting agreement was terminated in November 2022. The Company incurred expenses of approximately $92,000, $100,000 and $100,000 during the years ended December 31, 2022, 2021 and 2020, respectively, relating to these consulting services.